BASIS OF PRESENTATION (Details Narrative) ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($)	Dec. 31, 2023	Jun. 30, 2024 CNY (¥)
Notes and other explanatory information [abstract]
Current liabilities	$ 21,737		¥ 157,971
Translated exchange description	US$1.00 = CNY7.2673	US$1.00 = CNY7.0786